NOTE 5 - RELATED PARTY TRANSACTIONS (Details) - Schedule of Business Acquisitions, by Acquisition - USD ($)	1 Months Ended
	May 31, 2017	Mar. 31, 2017
Schedule of Business Acquisitions, by Acquisition [Abstract]
Land purchase price	$ 26,194
Land preparation and cleanup	15,000	$ 15,000
Industrial Hemp Grower License	0
Compensation	86,806	$ 86,806
Total Purchase Price	$ 128,000